SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

DWS Enhanced Commodity Strategy Fund
The following is added to the disclosure relating to the fund under the “PART I: APPENDIX I-E – SERVICE PROVIDER COMPENSATION ” section of the fund’s Statement of Additional Information:
Effective October 1, 2020, DWS Enhanced Commodity Strategy Fund pays the Advisor a fee, calculated daily and paid monthly, at the annual rate of 0.850% on the first $500 million of the fund’s average daily net assets, 0.800% on the next $500 million of the fund’s average daily net assets, 0.750% on the next $500 million of the fund’s average daily net assets, 0.725% on the next $1.0 billion of the fund’s average daily net assets, 0.700% on the next $1.0 billion of the fund’s average daily net assets, 0.675% on the next $1.5 billion of the fund’s average daily net assets, and 0.650% of the fund’s average daily net assets thereafter. Prior to October 1, 2020, the fund paid the Advisor a fee, calculated daily and paid monthly, at the annual rate of 0.950% on the first $500 million of the fund’s average daily net assets, 0.900% on the next $500 million of the fund’s average daily net assets, 0.850% on the next $500 million of the fund’s average daily net assets, 0.825% on the next $1.0 billion of the fund’s average daily net assets, 0.800% on the next $1.0 billion of the fund’s average daily net assets, 0.775% on the next $1.5 billion of the fund’s average daily net assets, and 0.750% of the fund’s average daily net assets thereafter.

Effective October 1, 2020, the following replaces similar information relating to the fund under the “PART II: APPENDIX II-C — CONTRACTUAL FEE RATES OF SERVICE PROVIDERS” section of the fund’s Statement of Additional Information:
Fund Name	Management Fee Rate
DWS Enhanced Commodity Strategy Fund	First $500 million 0.850% Next $500 million 0.800% Next $500 million 0.750% Next $1.0 billion 0.725% Next $1.0 billion 0.700% Next $1.5 billion 0.675% Thereafter 0.650%
Please Retain This Supplement for Future Reference
September 29, 2020
SAISTKR20-18